Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
Assets and liabilities held for sale	Assets and liabilities held for sale
The following table presents our information related to the major classes of assets and liabilities that were classified as held for sale in our consolidated balance sheets:

	Year ended December 31, 2023
	Current	Non current	Total
Cash and cash equivalents (Note 8)	$9,319	$—	$9,319
Restricted cash (Note 8)	16	—	16
Trade accounts receivable, net of credit expected loss (Note 9)	6	—	6
Other assets and prepaid expenses (Note 12)	2,238	—	2,238
Related parties receivables (Note 24)	2,567	—	2,567
Property and equipment (Note 13)	—	1,496	1,496
Intangible assets (Note 14)	—	8,238	8,238
Valuation allowance	—	(861)	(861)
Assets classified as held for sale	$14,146	$8,873	$23,019
Accounts payable and accrued expenses (Note 16)	$314	$—	$314
Travel accounts payable (Note 17)	175	—	175
Short-term debt and other financial liabilities (Note 7)	5,966	—	5,966
Other liabilities (Note 18)	1,915	—	1,915
Liabilities classified as held for sale	$8,370	$—	$8,370

The carrying amount of assets and liabilities classified as held for sale as of December 31, 2023 is $23,019 and $8,370, respectively. The Company has recognized a $4,546 non-cash loss on disposal as of December 31, 2023 (presented within “Other operating expenses, net” in the Consolidated Statement of Operations) after comparing the carrying amount of net assets held for sale and its corresponding fair value less cost to sell at year-end. This amount includes the impact of cumulative translation adjustments and deferred income taxes associated with the disposal group. Goodwill allocated to the disposal group (totaling $3,685) has been written-off.
As of December 31, 2023, assets and liabilities classified as held for sale correspond to one of our non-air segment lines of business. Transfer of the disposal group is expected to qualify for recognition as a completed sale in 2024.
We determined that the operations included in the table above did not meet the criteria to be classified as discontinued operations under the ASC 205 guidance.